Transactions not involving cash	12 Months Ended
Dec. 31, 2022
Transactions not involving cash
Transactions not involving cash

29    Transactions not involving cash

During the years ended December 31, 2021, 2020 and 2019, the Company carried out the following non-cash transactions, which are not reflected in the statement of cash flows:

	2022	2021	2020
Lease (Note 13)	54,861	22,346	14,471
Forward contract (Note 4)	—	51,501	406,635
Retained payments from business combination (Note 4)	—	1,324	14,821
Capital contribution (Note 4)	—	10,000	—
Price adjustment from business combination (Note 4)	—	(7,400)	4,620
Acquisition from business combination (Note 4)	—	36,172	22,857